Securities OTTI Roll-Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period	$ 0	$ 0	$ 259
Amounts related to credit losses for which OTTI losses were not previously recognized	0	0	8
Reduction for securities sold during the period (realized)	0	0	(267)
Balance at end of period	$ 0	$ 0	$ 0